S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Dec. 23, 2025 USD ($) $ / shares shares
Aldabra 4 LOV Sponsor Partnership, LLC [Member] | Common Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	7,223,750
Price Paid or to be Paid for Securities, Total Amount | $	$ 24,067
Aldabra 4 LOV Sponsor Partnership, LLC [Member] | Warrants [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	3,126,666
Price Paid or to be Paid for Securities, Total Amount | $	$ 4,690,000
Aldabra 4 LOV Sponsor Partnership, LLC [Member] | Underwriters Over-Allotment Option Is Not Exercised In Full [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	955,600
Aldabra 4 LOV Sponsor Partnership, LLC [Member] | Loan [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Nature	Repayment of loans made to us to cover offering related and organizational expenses.
Sponsor Compensation Amount | $	$ 250,000
A4 Employee Partnership, LLC [Member] | Common Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	175,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 583
A4 Employee Partnership, LLC [Member] | Underwriters Over-Allotment Option Is Not Exercised In Full [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	23,150
Independent Director Nominees [Member] | Common Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	105,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 350
Holders of Class B Ordinary Shares [Member] | Anti-Dilution Protection Upon Conversion [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Nature	Issuance of the Class A ordinary shares issuable in connection with the conversion of the founder shares on a greater than one-to-one basis upon conversion
Aldabra 4 LOV Sponsor Partnership, LLC, Our Officers Or Directors, Or Our Or Their Affiliates [Member] | Working Capital Loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Nature	Working capital loans to finance transaction costs in connection with an initial business combination
Sponsor Compensation Amount | $	$ 1,500,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 1.5
Aldabra 4 LOV Sponsor Partnership, LLC, Our Officers Or Directors, Or Our Or Their Affiliates [Member] | Out Of Pocket Expenses [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Nature	Services in connection with identifying, investigating and completing an initial business combination
Aldabra 4 LOV Sponsor Partnership, LLC, Our Officers Or Directors, Or Our Or Their Affiliates [Member] | Finder Fees Advisory Fees Consulting Fees Or Success Fees [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Nature	Any services in order to effectuate the completion of our initial business, which, if made prior to the completion of our initial business combination, will be paid from funds held outside the trust account